T. ROWE PRICE Retirement 2010 Fund
August 31, 2021 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
8/31/21
(Cost and value in $000s)
BOND MUTUAL FUNDS 51 .3%
T. Rowe Price Funds:
New Income Fund  620,141 3,919 26,601 61,562,706 605,777
Limited Duration Inflation
Focused Bond Fund  602,562 861 44,268 103,314,342 566,163
International Bond Fund (USD
Hedged)  213,333 1,372 9,389 20,217,305 206,216
Emerging Markets Bond Fund  156,251 2,249 8,679 13,244,438 151,516
Dynamic Global Bond Fund  145,517 5,009 5,990 14,278,980 140,219
High Yield Fund  140,420 2,128 5,876 20,499,504 137,757
Floating Rate Fund  74,445 3,213 3,044 7,802,171 74,511
U.S. Treasury Long-Term Index
Fund  56,864 2,099 3,980 5,068,006 59,853
Total Bond Mutual Funds (Cost $ 1,825,283 ) 1,942,012
EQUITY MUTUAL FUNDS 45 .2%
T. Rowe Price Funds:
Equity Index 500 Fund  519,126 3,135 43,395 3,080,852 368,747
Value Fund  184,462 98,262 6,231 5,487,485 282,660
Growth Stock Fund (3) 165,975 57,234 6,403 2,009,337 236,981
International Value Equity Fund  146,281 206 4,561 8,590,571 138,566
Overseas Stock Fund  138,886 191 4,475 9,704,839 131,210
International Stock Fund  129,865 177 5,103 5,315,583 120,930
Mid-Cap Growth Fund  68,477 92 991 544,714 71,063
Mid-Cap Value Fund  75,248 98 4,584 1,847,563 64,314
Emerging Markets Stock Fund  71,109 98 2,102 1,167,961 63,023
Real Assets Fund  48,822 67 1,769 3,167,983 47,013
Small-Cap Value Fund  47,299 63 1,087 728,338 46,759
Small-Cap Stock Fund  46,348 65 966 623,936 46,552
New Horizons Fund (3) 36,993 49 636 423,215 41,327
Emerging Markets Discovery
Stock Fund  27,242 9,198 1,127 2,154,441 34,751
U.S. Large-Cap Core Fund  15,516 21 513 429,020 15,977
Total Equity Mutual Funds (Cost $ 901,529 ) 1,709,873

T. ROWE PRICE Retirement 2010 Fund

$ Value
5/31/21
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
8/31/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3 .5%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.06% (4) 108,322 42,308 18,142 132,487,970 132,488
Total Short-Term Investments (Cost $ 132,488 ) 132,488
Total Investments in Securities 100.0%
(Cost $2,859,300) $ 3,784,373
Other Assets Less Liabilities (0.0)% (1,738)
Net Assets 100.0% $ 3,782,635
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled $12,000 and $12,395, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement 2010 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 14 $ (4,317) $ 1,288
Emerging Markets Bond Fund  (356) 1,695 2,032
Emerging Markets Discovery Stock Fund  (5) (562) —
Emerging Markets Stock Fund  2,470 (6,082) —
Equity Index 500 Fund  145,919 (110,119) 1,804
Floating Rate Fund  (50) (103) 852
Growth Stock Fund  1,015 20,175 —
High Yield Fund  164 1,085 1,929
International Bond Fund (USD Hedged)  132 900 1,058
International Stock Fund  4,468 (4,009) —
International Value Equity Fund  1,679 (3,360) —
Limited Duration Inflation Focused Bond Fund  1,700 7,008 —
Mid-Cap Growth Fund  1,802 3,485 —
Mid-Cap Value Fund  3,378 (6,448) —
New Horizons Fund  852 4,921 —
New Income Fund  547 8,318 3,024
Overseas Stock Fund  3,330 (3,392) —
Real Assets Fund  261 (107) —
Small-Cap Stock Fund  1,007 1,105 —
Small-Cap Value Fund  815 484 —
U.S. Large-Cap Core Fund  168 953 —
U.S. Treasury Long-Term Index Fund  (885) 4,870 297
Value Fund  2,163 6,167 —
U.S. Treasury Money Fund, 0.06% — — 17
Affiliates not held at period end 2 — —
Totals $ 170,590 # $ (77,333) $ 12,301 +
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $12,301 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2010 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2010 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement 2010 Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F140-054Q1 08/21